ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 364,840	$ 310,476
Other	116,961	74,417
Accrued liabilities and other payables	$ 481,801	$ 384,893